Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 9,511	$ 9,511
Investment in associates	20,713	20,800
Deferred financing costs	4,576	17,519
Other non-current assets	2,543	428
Derivative financial instruments	8,966	16,012
Tangible fixed assets	4,323,582	3,772,566
Vessels under construction	159,275	166,655
Vessel held under finance lease	206,753	214,329
Total non-current assets	4,735,919	4,217,820
Current assets
Trade and other receivables	20,244	10,706
Dividends receivable and other amounts due from related parties	33,395	8,666
Derivative financial instruments	6,222	2,199
Inventories	7,753	6,839
Prepayments and other current assets	3,680	4,569
Short-term investments	25,000
Cash and cash equivalents	342,594	384,092
Total current assets	438,888	417,071
Total assets	5,174,807	4,634,891
Equity
Preference shares	46	46
Share capital	810	810
Contributed surplus	850,576	911,766
Reserves	18,962	18,347
Treasury shares	(3,266)	(6,960)
(Accumulated deficit)/retained earnings	12,614	(5,980)
Equity attributable to owners of the Group	879,742	918,029
Non-controlling interests	1,103,380	845,105
Total equity	1,983,122	1,763,134
Current liabilities
Trade accounts payable	11,890	11,526
Ship management creditors	580	2,394
Amounts due to related parties	169	35
Derivative financial instruments	2,091	1,815
Other payables and accruals	127,450	93,418
Borrowings, current portion	520,550	179,367
Finance lease liability, current portion	6,675	6,302
Total current liabilities	669,405	294,857
Non-current liabilities
Derivative financial instruments	10,001
Borrowings, non-current portion	2,307,909	2,368,189
Finance lease liability, non-current portion	199,424	207,126
Other non-current liabilities	4,946	1,585
Total non-current liabilities	2,522,280	2,576,900
Total equity and liabilities	$ 5,174,807	$ 4,634,891